Earnings Per Unit (Details) - USD ($)		3 Months Ended		9 Months Ended				11 Months Ended	12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Oct. 02, 2021	Sep. 30, 2021	Oct. 03, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net loss		$ (809,740)	$ (800)		$ (1,422,448)		$ (885)	$ (1,225)		$ (975)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding	[1]							2,500,000		2,500,000
Diluted weighted average shares outstanding	[1]							2,500,000		2,500,000
Basic net income per share								$ 0.00		$ 0.00
Diluted net income per share								$ 0.00		$ 0.00
BCP QUALTEK HOLDCO, LLC
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Loss from continuing operations				$ (20,441,000)		$ (37,916,000)				$ 94,222,000	$ 61,532,000
Loss from discontinued operations				(8,114,000)		(1,708,000)				3,865,000	6,262,000
Net loss				(28,555,000)		(39,624,000)			$ (28,555,000)	(98,087,000)	(67,794,000)
Less: accrued preferred return				(1,638,000)		(2,508,000)				(3,287,000)	(742,000)
Net loss attributable to Class A Units (basic)				$ (30,193,000)		$ (42,132,000)				$ 101,374,000	$ 68,536,000
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding				2,161,951		2,005,824				2,005,824	1,962,115
Diluted weighted average shares outstanding										2,005,824	1,962,115
Continuing operations - basic				$ (10.21)		$ (20.15)
Continuing operations - diluted				(10.21)		(20.15)
Discontinued operations - basic				(3.75)		(0.85)
Discontinued operations - diluted				(3.75)		(0.85)
Basic net income per share				$ (13.96)		$ (21.00)				$ (48.61)	$ (31.74)
Diluted net income per share										$ (50.54)	$ (34.93)
BCP QUALTEK HOLDCO, LLC | Common Stock A
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding				2,161,951		2,005,824
Diluted weighted average shares outstanding				2,161,951		2,005,824
Continuing operations - basic				$ (10.21)		$ (20.15)
Continuing operations - diluted				(10.21)		(20.15)
Discontinued operations - basic				(3.75)		(0.85)
Discontinued operations - diluted				(3.75)		(0.85)
Basic net income per share				(13.96)		(21.00)
Diluted net income per share				$ (13.96)		$ (21.00)

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).